Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,175,052.04

Principal:
Principal Collections	$16,916,374.53
Prepayments in Full	$7,128,976.74
Liquidation Proceeds	$54,797.17
Recoveries	$41,932.11
Sub Total	$24,142,080.55
Collections	$25,317,132.59

Purchase Amounts:
Purchase Amounts Related to Principal	$122,748.40
Purchase Amounts Related to Interest	$789.54
Sub Total	$123,537.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,440,670.53

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,440,670.53
Servicing Fee	$520,195.88	$520,195.88	$0.00	$0.00	$24,920,474.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,920,474.65
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,920,474.65
Interest - Class A-3 Notes	$87,184.71	$87,184.71	$0.00	$0.00	$24,833,289.94
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$24,778,164.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,778,164.94
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$24,755,140.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,755,140.77
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$24,736,936.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,736,936.10
Regular Principal Payment	$22,244,891.46	$22,244,891.46	$0.00	$0.00	$2,492,044.64
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,492,044.64
Residual Released to Depositor	$0.00	$2,492,044.64	$0.00	$0.00	$0.00

Total		$25,440,670.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,244,891.46
Total					$22,244,891.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,244,891.46	$48.88	$87,184.71	$0.19	$22,332,076.17	$49.07
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$22,244,891.46	$16.90	$183,538.55	$0.14	$22,428,430.01	$17.04

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$348,738,845.31	0.7663579	$326,493,953.85	0.7174745
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$549,528,845.31	0.4176132	$527,283,953.85	0.4007082

Pool Information
Weighted Average APR	2.319%	2.312%
Weighted Average Remaining Term	40.96	40.13
Number of Receivables Outstanding	26,711	26,249
Pool Balance	$624,235,059.26	$599,633,020.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$581,920,317.63	$559,306,395.58
Pool Factor	0.4410000	0.4236195

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$40,326,624.67
Targeted Overcollateralization Amount	$72,349,066.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,349,066.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$379,142.17
(Recoveries)		34	$41,932.11
Net Loss for Current Collection Period			$337,210.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6482%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3049%
Second Prior Collection Period			0.3510%
Prior Collection Period			0.1166%
Current Collection Period			0.6613%
Four Month Average (Current and Prior Three Collection Periods)			0.3585%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1108	$2,729,883.60
(Cumulative Recoveries)			$356,816.12
Cumulative Net Loss for All Collection Periods			$2,373,067.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1676%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,463.79
Average Net Loss for Receivables that have experienced a Realized Loss			$2,141.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	275	$7,770,064.17
61-90 Days Delinquent	0.17%	36	$990,002.89
91-120 Days Delinquent	0.01%	3	$85,978.46
Over 120 Days Delinquent	0.01%	3	$76,044.84
Total Delinquent Receivables	1.49%	317	$8,922,090.36

Repossession Inventory:
Repossessed in the Current Collection Period		9	$272,826.96
Total Repossessed Inventory		11	$357,459.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1252%
Prior Collection Period			0.1722%
Current Collection Period			0.1600%
Three Month Average			0.1525%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1921%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	23

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	125	$3,565,993.77
2 Months Extended	139	$4,307,353.26
3+ Months Extended	11	$272,108.63

Total Receivables Extended	275	$8,145,455.66

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer